Schedule of Leases (Details) - Recast [Member] - USD ($)	Apr. 30, 2022	Apr. 30, 2021
Right-of-use asset from property lease repayable in monthly instalments of $2,332 and an interest rate of 13% per annum and an end date of October 15, 2022	$ 13,475	$ 37,948
Less: current portion	(13,475)	(27,982)
Non-current portion		$ 9,966